Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 1,275	$ 1,671	$ 1,671
Increase for tax positions taken related to a prior period	105
Decrease for tax positions taken related to a prior period		0	(291)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	291	0	0
Unrecognized Tax Benefits, Ending Balance	$ 1,671	$ 1,671	$ 1,380